Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Share capital [member]	Share premium [member]		Accumulated deficit [Member]	Accumulated other comprehensive income [member] Accumulated other comprehensive income: Foreign currency translation reserve [Member]	Accumulated other comprehensive income [member] Accumulated other comprehensive income: Available-for-sale reserve [Member]	Accumulated other comprehensive income [member] Accumulated other comprehensive income: Defined benefit plan reserve [Member]	Accumulated other comprehensive income [member] Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Total equity attributable to the shareholder of the Company [Member]	Non-controlling interests [Member]	Treasury shares [member]
Beginning balance at Dec. 31, 2016	¥ 161,023	¥ 77,856	¥ 91,208		¥ (12,381)	¥ (174)	¥ 5,649	¥ (1,324)		¥ 160,834	¥ 189
Comprehensive (loss)/income/
Profit/(loss) for the year	8,210				8,078					8,078	132
Other comprehensive income/(loss)	3,533					3,328	(1,721)	1,680		3,287	246
Total comprehensive income/ (loss) for the year	11,743				8,078	3,328	(1,721)	1,680		11,365	378
Recognition of share-based payments	1,882		1,882							1,882
Forfeiture of stock options			(9)		9
Exercise of stock options	11,425	12,513	(1,088)							11,425
Acquisition of subsidiaries	4,168										4,168
Acquisition of non-controlling interests	(254)		(423)			4		(2)		(421)	167
Issuance of common shares and acquisition of treasury shares under Employee Stock Ownership Plan	(10)	2,000	1,990							(10)		¥ (4,000)
Total transactions with owners and other transactions	17,211	14,513	2,352		9	4		(2)		12,876	4,335	(4,000)
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2017	(1,166)				177				¥ (1,258)	(1,081)	(85)
Ending balance (Adjusted balance [member]) at Dec. 31, 2017	188,811	92,369	93,560		(4,117)	3,158		354	2,670	183,994	4,817	(4,000)
Ending balance at Dec. 31, 2017	189,977	92,369	93,560		(4,294)	3,158	¥ 3,928	354	3,928	185,075	4,902	(4,000)
Comprehensive (loss)/income/
Profit/(loss) for the year	(5,792)				(3,718)					(3,718)	(2,074)
Other comprehensive income/(loss)	(6,137)					(3,802)		(298)	(1,830)	(5,930)	(207)
Total comprehensive income/ (loss) for the year	(11,929)				(3,718)	(3,802)		(298)	(1,830)	(9,648)	(2,281)
Recognition of share-based payments	1,336		1,336							1,336
Forfeiture of stock options			(37)		37
Exercise of stock options	996	1,195	(199)							996
Changes in interest in subsidiaries	25,640		17,440	[1]		(15)		1	(27)	17,399	8,241
Derecognition of non-controlling interests due to loss of control of subsidiaries	(1,974)										(1,974)
Acquisition of subsidiaries	795										795
Issuance of common shares and acquisition of treasury shares under Employee Stock Ownership Plan	(12)	2,500	2,488							(12)		(5,000)
Issuance of convertible bonds with stock acquisition rights	4,175		4,175							4,175
Disposal of treasury shares	662		(137)							662		799
Purchase of treasury shares	(4)									(4)		(4)
Transfer of accumulated other comprehensive income to accumulated deficit					2,224			6	(2,230)
Other	18				18					18
Total transactions with owners and other transactions	31,632	3,695	25,066		2,279	(15)		7	(2,257)	24,570	7,062	(4,205)
Ending balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	(26)				(26)					(26)
Ending balance (Adjusted balance [member]) at Dec. 31, 2018	208,488	96,064	118,626		(5,582)	(659)		63	(1,417)	198,890	9,598	(8,205)
Ending balance at Dec. 31, 2018	208,514	96,064	118,626		(5,556)	(659)		63	(1,417)	198,916	9,598	(8,205)
Comprehensive (loss)/income/
Profit/(loss) for the year	(51,416)				(46,888)					(46,888)	(4,528)
Other comprehensive income/(loss)	782					(683)		(1,147)	2,691	861	(79)
Total comprehensive income/ (loss) for the year	(50,634)				(46,888)	(683)		(1,147)	2,691	(46,027)	(4,607)
Recognition of share-based payments	1,682		1,682							1,682
Forfeiture of stock options			(51)		51
Exercise of stock options	571	673	(102)							571
Changes in interest in subsidiaries	14,785		1,715	[2]						1,715	13,070
Acquisition of subsidiaries	203										203
Disposal of treasury shares	1,334		(571)							1,334		1,905
Purchase of treasury shares	(8)									(8)		(8)
Transfer of accumulated other comprehensive income to accumulated deficit					(1,081)				1,081
Distributions	(1,734)										(1,734)
Other	(24)				(24)					(24)
Total transactions with owners and other transactions	16,809	673	2,673		(1,054)				1,081	5,270	11,539	1,897
Ending balance at Dec. 31, 2019	¥ 174,663	¥ 96,737	¥ 121,299		¥ (53,524)	¥ (1,342)		¥ (1,084)	¥ 2,355	¥ 158,133	¥ 16,530	¥ (6,308)

[1]	Changes in interest in subsidiaries for the fiscal year ended December 31, 2018 include increase in share premium of 17,892 million yen due to the changes in percentage of ownership in connection with third-party allotments by our subsidiaries as well as the decrease in share premium of 488 million yen due to the changes in the percentage of ownership resulting from absorption type mergers within subsidiaries of the Group.
[2]	Changes in interest in subsidiaries for the fiscal year ended December 31, 2019 is due to the changes in percentage of ownership in connection with third-party allotments by our subsidiaries as well as the changes in the percentage of ownership resulting from acquisition of additional interest in subsidiaries of the Group.